Asset Retirement Obligations	6 Months Ended
Jun. 30, 2024
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Note 4 — Asset Retirement Obligations
The Company’s asset retirement obligations relate to the future plugging and abandonment of oil and gas properties and related facilities. The following table describes the changes to the Company’s asset retirement obligations liability as of:

	Successor	Predecessor
(in thousands)	June 30, 2024	December 31, 2023
Beginning balance	$—	$329,375
Acquisition of SYU	90,073	—
Accretion	4,101	19,763

Ending balance	$94,174	$349,138